Operating Segments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 Segment Customer	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [Line Items]
Number of reportable segment | Segment	2
WNS Global BPM segment [member]
Disclosure of operating segments [Line Items]
Number of clients individually accounted for more than 10% of total revenue | Customer	0
Percentage of revenue from top customer		9.00%	10.90%
Percentage of trade receivables of top customer		7.10%	10.00%